PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

The following table summarizes the components of the Group’s property and equipment as of the dates presented:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Buildings	¥98,383	¥83,979
Leasehold improvements	226,697	316,675
Vehicles	1,691	1,691
Tools, Furniture, and Fixtures	234,159	222,813
Land	70,894	70,894
Right-of-use assets- Finance lease	64,879	46,519
	696,703	742,571
Accumulated depreciation	(301,452)	(286,775)
Accumulated depreciation- Finance lease	(37,724)	(28,931)
Total	¥357,527	¥426,865